Segments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Segment Reporting [Abstract]
Net Operating Income by Segment

The following tables reconcile the Company’s segment activity to its results of operations and financial position as of and for the three and nine months ended September 30, 2017 and 2016.

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2017	2016	2017	2016
Office/Industrial Properties:
Rental income	$5,924,773	$6,204,750	$18,703,971	$19,258,901
Property and related expenses	(2,413,777)	(2,220,366)	(6,928,015)	(6,603,192)

Net operating income, as defined	3,510,996	3,984,384	11,775,956	12,655,709
Residential Properties:
Rental income	983,426	548,260	2,790,032	1,555,405
Property and related expenses	(35,239)	(25,061)	(109,233)	(94,142)

Net operating income, as defined	948,187	523,199	2,680,799	1,461,263
Retail Properties:
Rental income	1,055,177	1,100,623	3,234,071	3,277,619
Property and related expenses	(344,957)	(331,354)	(1,029,987)	(937,811)

Net operating income, as defined	710,220	769,269	2,204,083	2,339,808
Reconciliation to net loss:
Total net operating income, as defined, for reportable segments	5,169,403	5,276,852	16,660,838	16,456,780
General and administrative expenses	(1,322,631)	(1,252,299)	(3,960,202)	(3,715,029)
Depreciation and amortization	(2,399,307)	(2,564,211)	(7,346,640)	(7,723,372)
Interest expense	(3,191,152)	(3,323,740)	(9,818,767)	(10,187,983)
Interest income	10,515	9,892	25,612	78,224
Income tax expense	(53,566)	(87,898)	(154,189)	(232,598)
Impairment of real estate	—	(700,000)	—	(700,000)
Gain on sale of real estate	210,372	732,908	2,237,423	2,121,453

Net loss	$(1,576,366)	$(1,908,496)	$(2,355,925)	$(3,902,525)

The following tables reconcile the Company’s segment activity to its results of operations and financial position as of and for the years ended December 31, 2016 and 2015, respectively.

	For the Year Ended December 31,
	2016	2015
Office/Industrial/Medical Properties:
Rental income	$25,564,763	$18,497,621
Property and related expenses	(8,747,722)	(7,170,550)

Net operating income, as defined	16,817,041	11,327,071
Residential Properties:
Rental income	2,278,832	1,521,148
Property and related expenses	(113,187)	(63,875)

Net operating income, as defined	2,165,645	1,457,273
Retail Properties:
Rental income	4,608,517	3,960,076
Property and related expenses	(1,274,436)	(1,280,726)

Net operating income, as defined	3,334,081	2,679,350
Self-Storage Properties (discontinued operations):
Rental income	—	1,052,266
Property and related expenses	—	(1,183,641)

Net operating income, as defined	—	(131,375)
Reconciliation to net loss:
Total net operating income, as defined, for reportable segments	22,316,767	15,332,319
General and administrative expenses	(5,424,479)	(5,193,888)
Depreciation and amortization	(10,256,185)	(7,784,917)
Interest expense	(13,531,337)	(10,774,660)
Interest income	85,723	150,008
Gain on sale of real estate	2,186,481	6,243,640
Impairment of real estate	(948,053)	—

Net loss	$(5,571,083)	$(2,027,498)

Reconciliation of Assets by Segment to Total Assets

	September 30,	December 31,
Assets by Reportable Segment:	2017	2016
Office/Industrial Properties:
Land, buildings and improvements, net(1)	$161,798,825	$172,309,537

Total assets(2)	$166,582,487	$175,689,722

Residential Properties:
Land, buildings and improvements, net(1)	$46,504,124	$34,813,680

Total assets(2)	$43,862,941	$35,960,179

Retail Properties:
Land, buildings and improvements, net(1)	$31,001,394	$33,398,992

Total assets(2)	$32,622,709	$35,320,092

Reconciliation to Total Assets:
Total assets for reportable segments	$243,068,137	$246,969,993
Other unallocated assets:
Cash and cash equivalents	3,436,531	3,116,147
Other assets, net	10,049,212	7,912,937

Total Assets	$256,553,880	$257,999,077

(1)	Includes lease intangibles and the land purchase option related to property acquisitions.
(2)	Includes land, buildings and improvements, current receivables, deferred rent receivables and deferred leasing costs and other related intangible assets, all shown on a net basis.

	December 31,	December 31,
Assets by Reportable Segment:	2016	2015
Office/Industrial/Medical Properties:
Land, buildings and improvements, net(1)	$172,309,537	$178,776,776

Total assets(2)	$175,689,722	$188,805,090

Residential Properties:
Land, buildings and improvements, net(1)	$34,813,680	$16,888,267

Total assets(2)	$35,960,179	$14,395,904

Retail Properties:
Land, buildings and improvements, net(1)	$33,398,992	$35,395,235

Total assets(2)	$35,320,092	$36,747,069

Reconciliation to Total Assets:
Total assets for reportable segments	$246,969,993	$239,948,063
Other unallocated assets:
Cash and cash equivalents	3,116,147	6,626,423
Other assets, net	7,912,937	7,699,907

Total Assets	$257,999,077	$254,274,393

(1)	Includes lease intangibles and the land purchase option related to property acquisitions.
(2)	Includes land, buildings and improvements, current receivables, deferred rent receivables and deferred leasing costs and other related intangible assets, all shown on a net basis.

Reconciliation of Capital Expenditures by Segment to Total Real Estate Investments

Capital Expenditures by Reportable Segment

	For the Nine Months Ended September 30,
	2017	2016
Office/Industrial Properties:
Capital expenditures and tenant improvements	$3,115,489	$3,629,586
Residential Properties:
Acquisition of operating properties	16,810,985	15,774,855
Retail Properties:
Capital expenditures and tenant improvements	41,497	84,040
Totals:
Acquisition of operating properties, net	16,810,985	15,774,855
Capital expenditures and tenant improvements	3,156,986	3,713,626

Total real estate investments	$19,967,971	$19,488,481

Capital Expenditures by Reportable Segment

	For the Year Ended December 31,
	2016	2015
Office/Industrial/Medical Properties:
Acquisition of operating properties	$—	$59,223,876
Capital expenditures and tenant improvements	4,092,875	2,800,100
Residential Properties:
Acquisition of operating properties	23,667,535	5,720,540
Retail Properties:
Acquisition of retail properties	—	2,908,176
Capital expenditures and tenant improvements	57,338	54,839
Totals:
Acquisition of operating properties, net	23,667,535	67,852,592
Capital expenditures and tenant improvements	4,150,213	2,854,939

Total real estate investments	$27,817,748	$70,707,531

(1)	Total consolidated capital expenditures are equal to the same amounts disclosed for total reportable segments.